MORGAN STANLEY DEAN WITTER FUND OF FUNDS          TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999     NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

This annual report to shareholders of Morgan Stanley Dean Witter Fund of Funds (International Portfolio and Domestic Portfolio) covers the 12-month period ended September 30, 1999.

INTERNATIONAL PORTFOLIO

The international markets, which had been a tremendous source of investor concern in 1997 and 1998, experienced a dramatic change in sentiment during the first nine months of 1999. After the devaluation of the Thai baht in 1997, the severe economic problems that spread throughout Asia and reverberated everywhere from Europe to Latin America finally seemed to abate, and business activity in the region began to recover. Equity markets in Asia, particularly in the Pacific Rim, and Europe exhibited convincing momentum as corporate profits rebounded. The economic data coming out of Europe turned positive, while a continued stabilization in Japan and the emerging Asian markets encouraged investors to look outside of the United States for investment opportunities.

PERFORMANCE AND PORTFOLIO

For the 12-month period ended September 30, 1999, Morgan Stanley Dean Witter Fund of Funds International Portfolio's Class A, B, C and D shares returned
40.31 percent, 39.09 percent, 39.65 percent and 40.59 percent, respectively. During the same period, the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East Index returned 31.32 percent and the Lipper International Funds Index returned 27.64 percent. The performance of the Fund's four share classes varies because of differing expenses. (Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the Lipper and MSCI indexes.

The Portfolio took an active position in the international markets until the end of the summer when these markets looked uncertain once again. Toward the end of the fiscal year, a defensive position was established that cushioned the Portfolio from some volatile swings caused by anxiety over U.S. Federal Reserve Board actions, Y2K fears

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999, CONTINUED

and a weak U.S. dollar. On September 30, 1999, the Fund's largest holdings were Morgan Stanley Dean Witter European Growth Fund (31.96 percent of investments), Morgan Stanley Dean Witter Japan Fund (9.82 percent of investments), Morgan Stanley Dean Witter Pacific Growth Fund (6.72 percent of investments) and Morgan Stanley Dean Witter International Small Cap Fund (1.87 percent of investments).

OUTLOOK

Going forward, the Fund anticipates maintaining the current allocations of an overweight-to-neutral weight in the Asian-exposed funds and a neutral stance in the European-exposed funds. The Fund believes that the Asian countries are experiencing a genuine recovery that goes beyond trading rallies and that they will continue to improve going into the new millennium although there may be additional volatility during the next six months. The clear signs of recovery in the commodities markets and the moderate inflationary environments strictly monitored in the U.S. and abroad have helped to gain confidence of investors and will hopefully withstand the Y2K anxiety that is expected globally in the fourth quarter of 1999. The GDP outlook for countries worldwide is encouraging in 2000.

DOMESTIC PORTFOLIO

As previously mentioned, much of 1998 was roiled by turmoil in the international markets and the near-collapse of a large hedge fund. Nonetheless, the underlying strength of the robust U.S. economy reasserted itself, with some help from a liquidity boost from the Federal Reserve Board. By the close of the fourth quarter of 1998, the domestic equity market rebounded sharply. As 1999 progressed, however, the Federal Reserve grew increasingly concerned about the potential overheating of the U.S. economy and a pick-up in inflation. This concern was manifested in the two Fed moves, in June and August, that raised the federal-funds rate a total of 50 basis points. Although breadth of the market initially improved, the equity markets continued to be narrow in 1999, as a handful of hot-performing large stocks carried the indexes.

PERFORMANCE AND PORTFOLIO

For the 12-month period ended September 30, 1999, the Domestic Portfolio's Class A, B, C and D shares returned 25.00 percent, 23.96 percent, 24.55 percent and
25.28 percent, respectively. During the same period, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) returned 27.79 percent, the Lipper Flexible Funds Index returned 15.44 percent and the Lehman Brothers Government/Corporate Bond Index returned -1.62 percent. The performance of the Fund's four

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999, CONTINUED

share classes varies because of differing expenses. (Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the Lipper, S&P 500 and Lehman indexes.

During the period under review, the Portfolio continued to buy a fairly large cross-section of Morgan Stanley Dean Witter mutual funds. The "fund-of-funds" concept is to diversify across asset classes, market capitalization and investment styles. Retaining that essential diversity, during the second half of 1999, the Portfolio reduced its exposure to equity funds in order to take advantage of the greater stability offered by cash and fixed-income funds. On September 30, 1999, the Domestic Portfolio's largest holdings were Morgan Stanley Dean Witter U.S. Government Securities (25.13 percent of investments), Morgan Stanley Dean Witter Intermediate Income Securities (10.27 percent of investments), Morgan Stanley Dean Witter Natural Resource Development Securities (9.69 percent of investments), Morgan Stanley Dean Witter Dividend Growth Securities (6.75 percent of investments) and Morgan Stanley Dean Witter Short-Term Bond Fund (4.11 percent of investments).

OUTLOOK

Looking ahead, we believe that a number of factors will support a strong domestic economy: central banks across the globe have eased monetary policies and the Goldilocks economy remains vibrant and healthy. As such we anticipate continuing the Domestic Portfolio's current investment strategy in the months ahead although the mix of funds held will change as conditions warrant. The Portfolio will attempt to maintain a cushion for its investors against short-term volatility in particular markets and sectors by carefully diversifying across investment styles, market caps and asset classes.

We appreciate your ongoing support of the Morgan Stanley Dean Witter Fund of Funds and look forward to continuing to serve your investment needs.

Very truly yours,

[SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

[SIGNATURE]
MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -
INTERNATIONAL
FUND PERFORMANCE SEPTEMBER 30, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)
                      CLASS A     CLASS B     CLASS C     CLASS D  MSCI(4)  LIPPER(5)
November 1997          $9,475     $10,000     $10,000     $10,000  $10,000    $10,000
September 1998         $8,683      $9,113      $9,113      $9,174  $10,174     $9,912
September 1999     $12,183(3)  $12,276(3)  $12,727(3)  $12,898(3)  $13,361    $12,652

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE OF DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                               AVERAGE ANNUAL TOTAL RETURNS
   ---------------------------------------------------------------------------------------------------------------------
                       CLASS A SHARES*                                               CLASS B SHARES+
   -------------------------------------------------------       -------------------------------------------------------
   PERIOD ENDED 9/30/99                                          PERIOD ENDED 9/30/99
   -----------------------------------                           -----------------------------------
   1 Year                               40.31%(1) 32.94%(2)      1 Year                               39.09%(1)    34.09%(2)
   Since Inception (11/25/97)           14.59 (1) 11.29 (2)      Since Inception (11/25/97)           13.71 (1)    11.75 (2)

                      CLASS C SHARES++                                                   CLASS D SHARES#
   -------------------------------------------------------       ----------------------------------------------------------------
   PERIOD ENDED 9/30/99                                          PERIOD ENDED 9/30/99
   -----------------------------------                           --------------------------------------------
   1 Year                               39.65%(1) 38.65%(2)      1 Year                                        40.59%(1)
   Since Inception (11/25/97)           13.96 (1) 13.96 (2)      Since Inception (11/25/97)                    14.79 (1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on September 30, 1999.
 (4) The Morgan Stanley Capital International EAFE Index (MSCI) measures the performance for a diverse range of global stock markets within Europe, Australia, and the Far East. The Index does not include any expenses, fees, charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper International Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Funds objective. The Index which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
*  The maximum front-end sales charge for Class A is 5.25%.
+  The maximum CDSC for Class B is 5.0%. The contingent deferred sales charge
   (CDSC) declines to 0% after six years.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -
DOMESTIC
FUND PERFORMANCE SEPTEMBER 30, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)
                      CLASS A     CLASS B     CLASS C     CLASS D   S&P(4)  LEHMAN(5)  LIPPER(6)
November 1997          $9,475     $10,000     $10,000     $10,000  $10,000    $10,000    $10,000
September 1998         $9,254      $9,717      $9,717      $9,787  $10,853    $11,061    $10,457
September 1999     $11,567(3)  $11,645(3)  $11,569(3)  $11,646(3)  $13,869    $10,882    $12,072

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE OF DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                               AVERAGE ANNUAL TOTAL RETURNS
   ---------------------------------------------------------------------------------------------------------------------
                       CLASS A SHARES*                                               CLASS B SHARES+
   -------------------------------------------------------       -------------------------------------------------------
   PERIOD ENDED 9/30/99                                          PERIOD ENDED 9/30/99
   -----------------------------------                           -----------------------------------
   1 Year                               25.00%(1) 18.43%(2)      1 Year                               23.96%(1)    18.96%(2)
   Since Inception (11/25/97)           11.42(1)   8.21(2)       Since Inception (11/25/97)           10.61(1)      8.60(2)

                      CLASS C SHARES++                                               CLASS D SHARES#
   -------------------------------------------------------       -------------------------------------------------------
   PERIOD ENDED 9/30/99                                          PERIOD ENDED 9/30/99
   -----------------------------------                           -----------------------------------
   1 Year                               24.55%(1) 23.55%(2)      1 Year                               25.28%(1)
   Since Inception (11/25/97)           10.89(1)  10.89(2)       Since Inception (11/25/97)           11.68(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on September 30, 1999.
 (4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. treasury securities and corporate and yankee bonds with maturities of one to ten years. The Index is unmanaged and should not be considered an investment.
 (6) The Lipper Flexible Portfolio Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds objective. The Index which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
*  The maximum front-end sales charge for Class A is 5.25%.
+  The maximum CDSC for Class B is 5.0%. The contingent deferred sales charge
   (CDSC) declines to 0% after six years.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS - INTERNATIONAL
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (49.6%)
 134,849   Morgan Stanley Dean Witter European Growth Fund Inc......................................  $2,737,442
  13,956   Morgan Stanley Dean Witter International SmallCap Fund...................................     160,488
  86,775   Morgan Stanley Dean Witter Japan Fund....................................................     840,849
  39,689   Morgan Stanley Dean Witter Pacific Growth Fund Inc.......................................     575,495
                                                                                                      ----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $3,947,446).............................................................   4,314,274
                                                                                                      ----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (a) (48.9%)
           U.S. GOVERNMENT AGENCY
$  4,250   Federal Home Loan Mortgage Corp. 5.20% due 10/01/99 (AMORTIZED COST $4,250,000)........   4,250,000
                                                                                                    ----------

TOTAL INVESTMENTS
(IDENTIFIED COST $8,197,446) (b)............................................................   98.5%    8,564,274

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..............................................    1.5       130,910
                                                                                              -----   -----------

NET ASSETS..................................................................................  100.0%  $ 8,695,184
                                                                                              -----   -----------
                                                                                              -----   -----------

---------------------

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $437,809 and the aggregate gross unrealized depreciation is $70,981, resulting in net unrealized appreciation of $366,828.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS - DOMESTIC
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (71.9%)
  23,937   Morgan Stanley Dean Witter American Opportunities Fund..................................  $   843,054
  58,358   Morgan Stanley Dean Witter Competitive Edge Fund -
             "Best Ideas" Portfolio................................................................      665,860
  32,970   Morgan Stanley Dean Witter Dividend Growth Securities Inc...............................    1,937,987
 315,177   Morgan Stanley Dean Witter Intermediate Income Securities...............................    2,946,902
  28,471   Morgan Stanley Dean Witter Market Leader Trust..........................................      441,010
 211,414   Morgan Stanley Dean Witter Natural Resource Development Securities Inc..................    2,780,097
 192,700   Morgan Stanley Dean Witter Precious Metals & Minerals Trust.............................    1,057,921
 126,481   Morgan Stanley Dean Witter Short-Term Bond Fund.........................................    1,183,859
  54,911   Morgan Stanley Dean Witter Special Value Fund...........................................      579,313
 824,858   Morgan Stanley Dean Witter U.S. Government Securities Trust.............................    7,209,255
  22,832   Morgan Stanley Dean Witter Value-Added Market Series - Equity Portfolio.................      844,796
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $19,939,110)...........................................................   20,490,054
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (a) (28.8%)
           U.S. GOVERNMENT AGENCY
$  8,200   Federal Home Loan Mortgage Corp. 5.20% due 10/01/99 (AMORTIZED COST $8,200,000)........   8,200,000
                                                                                                    ----------

TOTAL INVESTMENTS
(IDENTIFIED COST $28,139,110) (b)..........................................................  100.7%    28,690,054

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.............................................   (0.7)      (206,409)
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 28,483,645
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $554,095 and the aggregate gross unrealized depreciation is $3,151, resulting in net unrealized appreciation of $550,944.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999

                                                                                  INTERNATIONAL   DOMESTIC
------------------------------------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value
  (identified cost $8,197,446 and
  $28,139,110, respectively)....................................................   $8,564,274    $28,690,054
Cash............................................................................       50,655         72,953
Receivable for:
    Dividends...................................................................      --               3,907
    Shares of beneficial interest sold..........................................       86,077            821
Receivable from affiliate.......................................................       22,268         17,148
Prepaid expenses and other assets...............................................        6,780         10,903
Deferred organizational expenses................................................       15,763         15,764
                                                                                   ----------    -----------
     TOTAL ASSETS...............................................................    8,745,817     28,811,550
                                                                                   ----------    -----------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...................................      --             261,562
    Plan of distribution fee....................................................        5,830         23,586
Organizational expenses.........................................................       15,763         15,764
Accrued expenses and other payables.............................................       29,040         26,993
                                                                                   ----------    -----------
     TOTAL LIABILITIES..........................................................       50,633        327,905
                                                                                   ----------    -----------
     NET ASSETS.................................................................   $8,695,184    $28,483,645
                                                                                   ==========    ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital.................................................................   $7,391,983    $24,766,278
Net unrealized appreciation.....................................................      366,828        550,944
Accumulated undistributed net investment income.................................       18,007        411,163
Accumulated undistributed net realized gain.....................................      918,366      2,755,260
                                                                                   ----------    -----------
     NET ASSETS.................................................................   $8,695,184    $28,483,645
                                                                                   ==========    ===========
CLASS A SHARES:
Net Assets......................................................................   $1,074,100     $1,097,086
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................       84,330         95,096
     NET ASSET VALUE PER SHARE..................................................       $12.74         $11.54
                                                                                   ==========    ===========
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)..........................       $13.45         $12.18
                                                                                   ==========    ===========
CLASS B SHARES:
Net Assets......................................................................   $6,615,087    $26,007,050
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................      526,560      2,269,289
     NET ASSET VALUE PER SHARE..................................................       $12.56         $11.46
                                                                                   ==========    ===========
CLASS C SHARES:
Net Assets......................................................................     $441,520     $1,364,175
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................       35,014        118,456
     NET ASSET VALUE PER SHARE..................................................       $12.61         $11.52
                                                                                   ==========    ===========
CLASS D SHARES:
Net Assets......................................................................     $564,477        $15,334
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................       44,161          1,327
     NET ASSET VALUE PER SHARE..................................................       $12.78         $11.56
                                                                                   ==========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                                                                      INTERNATIONAL  DOMESTIC
------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME:

INCOME
Dividends...........................................................................  $  --       $1,026,713
Interest............................................................................     65,579      197,069
                                                                                      ----------  ----------

     TOTAL INCOME...................................................................     65,579    1,223,782
                                                                                      ----------  ----------

EXPENSES
Plan of distribution fee (Class A shares)...........................................      2,336        2,770
Plan of distribution fee (Class B shares)...........................................     43,656      266,308
Plan of distribution fee (Class C shares)...........................................      1,580        8,908
Shareholder reports and notices.....................................................     17,156       44,141
Professional fees...................................................................     23,287       23,636
Transfer agent fees and expenses....................................................      7,577       35,737
Custodian fees......................................................................      6,089       12,665
Organizational expenses.............................................................      4,993        4,993
Other...............................................................................      3,230        7,945
                                                                                      ----------  ----------

     TOTAL EXPENSES.................................................................    109,904      407,103

Less: amounts waived/reimbursed.....................................................    (62,332)    (129,117)
                                                                                      ----------  ----------

     NET EXPENSES...................................................................     47,572      277,986
                                                                                      ----------  ----------

     NET INVESTMENT INCOME..........................................................     18,007      945,796
                                                                                      ----------  ----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments....................................................    838,002    1,621,000
Capital gain distributions received.................................................    158,776    1,136,235
                                                                                      ----------  ----------

     NET REALIZED GAIN..............................................................    996,778    2,757,235

Net change in unrealized depreciation...............................................    730,380    2,572,316
                                                                                      ----------  ----------

     NET GAIN.......................................................................  1,727,158    5,329,551
                                                                                      ----------  ----------

NET INCREASE........................................................................  $1,745,165  $6,275,347
                                                                                      ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              INTERNATIONAL                          DOMESTIC
                                                    ----------------------------------  ----------------------------------
                                                                      FOR THE PERIOD                      FOR THE PERIOD
                                                                      NOVEMBER 25,                        NOVEMBER 25,
                                                    FOR THE YEAR          1997*         FOR THE YEAR          1997*
                                                        ENDED            THROUGH            ENDED            THROUGH
                                                    SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                        1999              1998              1999              1998
--------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.............................     $   18,007        $   12,159       $   945,796       $   358,368
Net realized gain (loss)..........................        996,778           (78,412)        2,757,235           563,900
Net change in unrealized depreciation.............        730,380          (363,552)        2,572,316        (2,021,372)
                                                       ----------        ----------       -----------       -----------

     NET INCREASE (DECREASE)......................      1,745,165          (429,805)        6,275,347        (1,099,104)
                                                       ----------        ----------       -----------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares................................       --                    (444)          (47,405)           (7,838)
    Class B shares................................       --                 (18,372)         (697,012)          (89,059)
    Class C shares................................       --                    (670)          (45,091)           (6,042)
    Class D shares................................       --                    (114)             (493)              (61)
Net realized gain
    Class A shares................................       --                --                 (27,008)         --
    Class B shares................................       --                --                (499,329)         --
    Class C shares................................       --                --                 (32,843)         --
    Class D shares................................       --                --                    (259)         --
                                                       ----------        ----------       -----------       -----------

     TOTAL DIVIDENDS AND DISTRIBUTIONS............       --                 (19,600)       (1,349,440)         (103,000)
                                                       ----------        ----------       -----------       -----------
Net increase (decrease) from transactions in
  shares of beneficial interest...................      2,996,421         4,353,003        (3,853,481)       28,563,323
                                                       ----------        ----------       -----------       -----------

     NET INCREASE.................................      4,741,586         3,903,598         1,072,426        27,361,219

NET ASSETS:
Beginning of period...............................      3,953,598            50,000        27,411,219            50,000
                                                       ----------        ----------       -----------       -----------

     END OF PERIOD................................     $8,695,184        $3,953,598       $28,483,645       $27,411,219
                                                       ==========        ==========       ===========       ===========

Undistributed net investment income...............     $   18,007          --             $   411,163       $   255,368
                                                       ==========        ==========       ===========       ===========

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Dean Witter Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), International and Domestic, was organized as a Massachusetts business trust on July 3, 1997 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to the Investment Manager to effect the Fund's initial capitalization. Each Portfolio issued 5,000 shares (1,250 per class) of beneficial interest for $50,000 ($12,500 per class). The Fund commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:


     PORTFOLIO                                INVESTMENT OBJECTIVE
International           Seeks long-term capital appreciation by investing in a selection of Underlying Funds which invest their assets primarily in the international equity markets.
Domestic                Seeks to maximize total investment return through capital growth and income by investing in a selection of Underlying Funds which invest their assets primarily in the U.S. equity and fixed-
                        income markets.

Each Portfolio offers Class A shares, Class B shares, Class C shares and
Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

F. ORGANIZATIONAL AND PREPAID EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $50,000 ($25,000 per Portfolio) which will be reimbursed for the full amount thereof, exclusive of amounts waived of $18,472 ($9,236 per Portfolio). Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and /or Sub-Advisors or Advisor of the Underlying Funds.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has agreed to assume all operating expenses (except for plan of distribution fees) until such time as the respective Portfolio has $50 million in net assets or November 30, 2000, whichever occurs first. At September 30, 1999, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised International and Domestic that such excess amounts, including carrying charges, totaled $1,195,523 and $2,145,788, respectively, at September 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 1999, the distribution fee was accrued for International and Domestic Class A shares and Class C shares at the annual rate of 0.24% and 0.77%, and 0.23% and 0.54%, respectively.

The Distributor has informed International and Domestic that for the year ended September 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's shares as follows: Class B shares -- $10,440 and $92,477, respectively; and Class C shares -- $198 and

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

$1,611, respectively; and received $7,924 and $5,726, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1999 aggregated $6,413,244 and $7,018,067, respectively, for International and $73,372,252 and $79,070,173, respectively, for Domestic.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Funds transfer agent.

5. FEDERAL INCOME TAX STATUS

As of September 30, 1999, International had temporary book/tax differences attributable to capital loss deferrals on wash sales. Domestic had permanent book/tax differences attributable to capital gains retained by the Portfolio. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and paid-in-capital was credited $6,436.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                         INTERNATIONAL                                DOMESTIC
                                     ------------------------------------------------------  ---------------------------
                                                                       FOR THE PERIOD
                                            FOR THE YEAR             NOVEMBER 25, 1997*             FOR THE YEAR
                                                ENDED                      THROUGH                      ENDED
                                         SEPTEMBER 31, 1999          SEPTEMBER 30, 1998          SEPTEMBER 31, 1999
                                     ---------------------------  -------------------------  ---------------------------
                                       SHARES         AMOUNT        SHARES        AMOUNT       SHARES         AMOUNT
                                     -----------  --------------  -----------  ------------  -----------  --------------
CLASS A
Sold...............................     550,112   $   6,239,334       67,277   $   699,140       14,034   $     155,913
Reinvestment of dividends and
 distributions.....................      --             --                45           444        6,260          67,433
Redeemed...........................    (531,386)     (6,100,329)      (2,968)      (29,427)     (64,979)       (708,891)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) -
 Class A...........................      18,726         139,005       64,354       670,157      (44,685)       (485,545)
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS B
Sold...............................     500,948       5,944,141      397,997     3,985,486      398,969       4,424,123
Reinvestment of dividends and
 distributions.....................      --             --             1,770        17,435       94,800       1,020,047
Redeemed...........................    (333,419)     (3,893,728)     (41,986)     (424,650)    (742,013)     (8,165,648)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) -
 Class B...........................     167,529       2,050,413      357,781     3,578,271     (248,244)     (2,721,478)
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS C
Sold...............................      33,776         404,327       11,806       118,681       22,129         249,660
Reinvestment of dividends and
 distributions.....................      --             --                68           670        6,918          74,495
Redeemed...........................     (10,432)       (120,636)      (1,454)      (14,900)     (86,673)       (971,366)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) -
 Class C...........................      23,344         283,691       10,420       104,451      (57,626)       (647,211)
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS D
Sold...............................      44,401         542,528            1            10       --             --
Reinvestment of dividends and
 distributions.....................      --             --                12           114           70             753
Redeemed...........................      (1,503)        (19,216)      --            --           --             --
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase - Class D.............      42,898         523,312           13           124           70             753
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) in Fund....     252,497   $   2,996,421      432,568   $ 4,353,003     (350,485)  $  (3,853,481)
                                     ==========   =============   ==========   ===========   ==========   =============

                                             DOMESTIC
                                     -------------------------
                                          FOR THE PERIOD
                                        NOVEMBER 25, 1997*
                                              THROUGH
                                        SEPTEMBER 30, 1998
                                     -------------------------
                                       SHARES        AMOUNT
                                     -----------  ------------
CLASS A
Sold...............................     195,957   $ 1,986,330
Reinvestment of dividends and
 distributions.....................         724         7,325
Redeemed...........................     (58,150)     (627,694)
                                     ----------   -----------
Net increase (decrease) -
 Class A...........................     138,531     1,365,961
                                     ----------   -----------
CLASS B
Sold...............................   2,941,410    29,850,040
Reinvestment of dividends and
 distributions.....................       7,843        79,375
Redeemed...........................    (432,970)   (4,524,346)
                                     ----------   -----------
Net increase (decrease) -
 Class B...........................   2,516,283    25,405,069
                                     ----------   -----------
CLASS C
Sold...............................     208,500     2,140,619
Reinvestment of dividends and
 distributions.....................         564         5,713
Redeemed...........................     (34,232)     (354,110)
                                     ----------   -----------
Net increase (decrease) -
 Class C...........................     174,832     1,792,222
                                     ----------   -----------
CLASS D
Sold...............................           1            10
Reinvestment of dividends and
 distributions.....................           6            61
Redeemed...........................      --            --
                                     ----------   -----------
Net increase - Class D.............           7            71
                                     ----------   -----------
Net increase (decrease) in Fund....   2,829,653   $28,563,323
                                     ==========   ===========

---------------------

 *   Commencement of operations.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                    INTERNATIONAL
                    -------------------------------------------------------------------------------------------------------------
                         CLASS A SHARES              CLASS B SHARES             CLASS C SHARES               CLASS D SHARES
                    -------------------------    ----------------------    -------------------------    -------------------------
                    1999**        1998*          1999**       1998*        1999**        1998*          1999**        1998*
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:++

Net asset value,
beginning of
period............  $  9.08         $10.00       $  9.03    $   10.00      $  9.03         $10.00       $  9.09         $10.00
                    -------         ------       -------    ---------      -------         ------       -------         ------

Income (loss) from
investment
operations:
   Net investment
   income.........     0.10           0.05          0.02         0.03         0.07           0.04          0.23           0.14
   Net realized
   and unrealized
   gain (loss)....     3.56          (0.88)         3.51        (0.91)        3.51          (0.92)         3.46          (0.96)
                    -------         ------       -------    ---------      -------         ------       -------         ------

Total income
(loss) from
investment
operations........     3.66          (0.83)         3.53        (0.88)        3.58          (0.88)         3.69          (0.82)
                    -------         ------       -------    ---------      -------         ------       -------         ------

Less dividends
from net
investment
income............    --             (0.09)        --           (0.09)       --             (0.09)        --             (0.09)
                    -------         ------       -------    ---------      -------         ------       -------         ------

Net asset value,
end of period.....  $ 12.74         $ 9.08       $ 12.56    $    9.03      $ 12.61         $ 9.03       $ 12.78         $ 9.09
                    =======         ======       =======    =========      =======         ======       =======         ======

TOTAL RETURN+.....    40.31%         (8.36)%(1)    39.09%       (8.87)%(1)   39.65%         (8.87)%(1)    40.59%         (8.26)%(1)

RATIOS TO
AVERAGE NET ASSETS
(3)(4)(5):
Expenses..........     0.24%          0.25%(2)      1.00%        0.94%(2)     0.77%          0.92%(2)     --          --

Net investment
income............     0.91%          1.01%(2)      0.15%        0.32%(2)     0.38%          0.34%(2)      1.15%          1.26%(2)

SUPPLEMENTAL DATA:
Net assets, end of
period,
in thousands......  $ 1,074         $  596       $ 6,615    $   3,241      $   442         $  105       $   564         $   11

Portfolio turnover
rate..............      154%           135%(1)       154%         135%(1)      154%           135%(1)       154%           135%(1)

---------------------

 * For the period November 25, 1997 (commencement of operations) through September 30, 1998.
**   For the year ended September 30, 1999.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income
     (loss) ratios would have been 1.34% and (0.19)%, respectively, for the year ended September 30, 1999 and 6.16% and (4.90)%, respectively, for the period ended September 30, 1998, for Class A shares; 2.10% and (0.95)%, respectively, for the year ended September 30, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class B shares; 1.87% and (0.72)%, respectively, for the year ended September 30, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class C shares; and 1.10% and 0.05%, respectively, for the year ended September 30, 1999 and 5.91% and (4.65)%, respectively, for the period ended September 30, 1998, for Class D shares.
(4) Does not include any expenses incurred as a result of investment in the Underlying Funds.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                       DOMESTIC
                      -----------------------------------------------------------------------------------------------------------
                           CLASS A SHARES              CLASS B SHARES             CLASS C SHARES              CLASS D SHARES
                      -------------------------    ----------------------    ------------------------    ------------------------
                      1999**        1998*          1999**       1998*        1999**       1998*          1999**       1998*
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:++

Net asset value,
beginning of
period..............  $ 9.72          $10.00       $  9.67    $   10.00      $ 9.67         $10.00       $ 9.74         $10.00
                      ------          ------       -------    ---------      ------         ------       ------         ------

Income (loss) from
investment
operations:
   Net investment
   income...........    0.46            0.21          0.35         0.14        0.40           0.13         0.46           0.22
   Net realized and
   unrealized gain
   (loss)...........    1.93           (0.44)         1.94        (0.42)       1.94          (0.41)        1.96          (0.43)
                      ------          ------       -------    ---------      ------         ------       ------         ------

Total income (loss)
from investment
operations..........    2.39           (0.23)         2.29        (0.28)       2.34          (0.28)        2.42          (0.21)
                      ------          ------       -------    ---------      ------         ------       ------         ------

Less dividends and
distributions from:
   Net investment
   income...........   (0.36)          (0.05)        (0.29)       (0.05)      (0.28)         (0.05)       (0.39)         (0.05)
   Net realized
   gain.............   (0.21)       --               (0.21)     --            (0.21)      --              (0.21)      --
                      ------          ------       -------    ---------      ------         ------       ------         ------

Total dividends and
distributions.......   (0.57)          (0.05)        (0.50)       (0.05)      (0.49)         (0.05)       (0.60)         (0.05)
                      ------          ------       -------    ---------      ------         ------       ------         ------

Net asset value, end
of period...........  $11.54          $ 9.72       $ 11.46    $    9.67      $11.52         $ 9.67       $11.56         $ 9.74
                      ======          ======       =======    =========      ======         ======       ======         ======

TOTAL RETURN+.......   25.00%          (2.33)%(1)    23.96%       (2.83)%(1)  24.55%         (2.83)%(1)   25.28%         (2.13)%(1)

RATIOS TO AVERAGE
NET ASSETS
(3)(4)(5):
Expenses............    0.23%           0.22%(2)      1.00%        0.92%(2)    0.54%          0.92%(2)     --         --

Net investment
income..............    3.92%           2.21%(2)      3.15%        1.51%(2)    3.61%          1.51%(2)     4.15%          2.43%(2)

SUPPLEMENTAL DATA:
Net assets, end of
period, in
thousands...........  $1,097          $1,359       $26,007    $  24,338      $1,364         $1,702       $   15         $   12

Portfolio turnover
rate................     295%            227%(1)       295%         227%(1)     295%           227%(1)      295%           227%(1)

---------------------

 * For the period November 25, 1997 (commencement of operations) through September 30, 1998.
**   For the year ended September 30, 1999.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.67% and 3.48%, respectively, for the year ended September 30, 1999 and 1.15% and 1.28%, respectively, for the period ended September 30, 1998, for Class A shares; 1.44% and 2.71%, respectively, for the year ended September 30, 1999 and 1.90% and 0.53%, respectively, for the period ended September 30, 1998, for Class B shares; 0.98% and 3.17%, respectively, for the year ended September 30, 1999 and 1.90% and 0.53%, respectively, for the period ended September 30, 1998, for Class C shares; and 0.44% and 3.71%, respectively, for the year ended September 30, 1999 and 0.90% and 1.53%, respectively, for the period ended September 30, 1998, for Class D shares.
(4) Does not include any expenses incurred as a result of investment in the Underlying Funds.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER FUND OF FUNDS

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Portfolio and the Domestic Portfolio (constituting Morgan Stanley Dean Witter Fund of Funds, hereafter referred to as the "Fund") at September 30, 1999, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period November 25, 1997 (commencement of operations) through September 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
NOVEMBER 8, 1999

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended September 30, 1999, 8.45% of the income dividends paid by Morgan Stanley Dean Witter Fund of Funds -- Domestic Portfolio qualified for the dividends received deduction available to corporations. For such period, the Domestic Portfolio paid to its shareholders $0.0134 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Manuel N. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.



MORGAN STANLEY
DEAN WITTER
FUND OF FUNDS


[graphic]


ANNUAL REPORT
SEPTEMBER 30, 1999